Cost of Sales and Services	12 Months Ended
Dec. 31, 2017
Disclosure of cost of sales and services [Abstract]
Cost of Sales and Services
Note 24 – Cost of Sales and Services

	For the Year Ended December 31
	2017	2016*	2015*
	$ thousands
Capacity and energy purchases and transmission costs	50,973	57,310	93,196
Fuel, gas and lubricants	137,832	133,012	142,967
Payroll and related expenses	6,269	5,942	4,325
Regulatory expenses	62,908	48,509	-
Third party services	2,670	2,890	-
Other	6,484	4,003	4,328
	267,136	251,666	244,816

* Restated (See note 2.E)